Shareholder Report, Line Graph (Details) - USD ($)		5 Months Ended	12 Months Ended	17 Months Ended
	Feb. 05, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000	$ 10,270.03893		$ 10,659.37
J P Morgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			J.P. Morgan EMBI Global Diversified Index
Accumulated Value	10,000	10,346.55036		11,565.59932
ICE BofA 1 3 Year A BBB U S Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA 1-3 Year A-BBB U.S. Corporate Index
Accumulated Value	10,000	10,252.05737		10,656.24076
Bloomberg CMBS ERISA Eligible Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg CMBS ERISA Eligible Bond Index
Accumulated Value	10,000	10,334.6785		10,738.53946
S And P UBS Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P UBS Leveraged Loan Index
Accumulated Value	10,000	10,223.92143		10,662.94949
Bloomberg U S High Yield 2 Issuer Capped Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Accumulated Value	10,000	10,299.6661		10,908.45376
Bloomberg U S Mortgage Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Mortgage Backed Securities Index
Accumulated Value	10,000	10,289.98805		10,825.78999
ICE BofA U S High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. High Yield Index
Accumulated Value	10,000	10,295.00926		10,886.44622
J P Morgan CEMBI Broad Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			J.P. Morgan CEMBI Broad Diversified Index
Accumulated Value	$ 10,000	$ 10,291.3664		$ 10,993.29447